Related party transactions - Outstanding balances arising from sales/purchases of goods and services (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Related party transactions
Lease liabilities for lease arrangement with related party	$ (54)	$ (93)